UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

January 31, 2019

AEDO-QTLY-0319
1.9585371.105

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Media - 2.2%
comScore, Inc. (a)	23,712	$466,889
Reach PLC	3,100	2,399
		469,288
CONSUMER DISCRETIONARY - 29.8%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV (a)	100	1,721
Hotels, Restaurants & Leisure - 1.4%
Wyndham Hotels & Resorts, Inc.	5,975	293,313
Household Durables - 1.1%
Hamilton Beach Brands Holding Co. Class A	8,800	230,032
Internet & Direct Marketing Retail - 25.3%
AO World PLC (a)(b)	1,666,332	2,600,818
Boohoo.Com PLC (a)	255,300	629,353
Ocado Group PLC (a)	634	8,242
Zooplus AG (a)(b)	18,290	2,200,241
		5,438,654
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(c)	220	4,263
Specialty Retail - 2.0%
Cars.com, Inc. (a)	15,483	422,841

TOTAL CONSUMER DISCRETIONARY		6,390,824

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Kaveri Seed Co. Ltd.	400	3,386
SunOpta, Inc. (a)	718	2,987
		6,373
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	66	1,146
FINANCIALS - 11.5%
Capital Markets - 9.0%
Brighthouse Financial, Inc. (a)	13,385	499,796
Interactive Brokers Group, Inc.	100	5,040
KKR & Co. LP	21,954	492,867
Waddell & Reed Financial, Inc. Class A (b)	26,684	456,830
WisdomTree Investments, Inc.	70,097	469,650
		1,924,183
Consumer Finance - 2.3%
Encore Capital Group, Inc. (a)	135	3,988
SLM Corp.	46,127	494,020
		498,008
Diversified Financial Services - 0.1%
Rafael Holdings, Inc. (a)	1,500	23,130
Insurance - 0.1%
Stewart Information Services Corp.	450	20,003

TOTAL FINANCIALS		2,465,324

INDUSTRIALS - 8.0%
Airlines - 0.1%
AirAsia Group BHD	4,300	3,191
Ryanair Holdings PLC sponsored ADR (a)	50	3,550
Wizz Air Holdings PLC (a)(c)	102	4,055
		10,796
Construction & Engineering - 5.8%
Arcosa, Inc.	42,350	1,246,361
Machinery - 2.1%
Momentum Group AB Class B	46,888	445,129

TOTAL INDUSTRIALS		1,702,286

INFORMATION TECHNOLOGY - 26.1%
Electronic Equipment & Components - 3.5%
Benchmark Electronics, Inc.	13,200	335,544
Cardtronics PLC (a)	14,978	405,454
Knowles Corp. (a)	203	3,167
		744,165
IT Services - 10.0%
Alliance Data Systems Corp.	9,673	1,717,828
Conduent, Inc. (a)	277	3,532
DXC Technology Co.	46	2,950
Perspecta, Inc.	20,648	413,992
		2,138,302
Semiconductors & Semiconductor Equipment - 4.3%
Marvell Technology Group Ltd.	24,066	445,943
Mellanox Technologies Ltd. (a)	5,108	477,138
		923,081
Software - 6.2%
Black Knight, Inc. (a)	9,219	453,483
LogMeIn, Inc.	67	6,232
Micro Focus International PLC sponsored ADR	262	5,004
Onespan, Inc. (a)	28,908	421,768
Symantec Corp.	21,700	456,134
		1,342,621
Technology Hardware, Storage & Peripherals - 2.1%
3D Systems Corp. (a)	300	3,828
Seagate Technology LLC	10,043	444,704
		448,532

TOTAL INFORMATION TECHNOLOGY		5,596,701

REAL ESTATE - 15.2%
Equity Real Estate Investment Trusts (REITs) - 13.6%
CorePoint Lodging, Inc.	238,360	2,917,524
JBG SMITH Properties	103	3,981
		2,921,505
Real Estate Management & Development - 1.6%
Sunteck Realty Ltd. (a)	69,700	337,941

TOTAL REAL ESTATE		3,259,446

TOTAL COMMON STOCKS
(Cost $24,207,106)		19,891,388
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 2.34% to 2.39% 2/21/19 to 3/14/19 (d)
(Cost $119,752)	120,000	119,752
	Shares	Value

Money Market Funds - 18.3%
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)
(Cost $3,917,954)	3,917,562	3,917,954

Equity Funds - 6.0%
Domestic Equity Funds - 6.0%
iShares Russell 3000 Index ETF
(Cost $1,185,791)	8,061	1,284,843
TOTAL INVESTMENT IN SECURITIES - 117.6%
(Cost $29,430,603)		25,213,937
NET OTHER ASSETS (LIABILITIES) - (17.6)%		(3,773,374)
NET ASSETS - 100%		$21,440,563

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	March 2019	$150,020	$6,382	$6,382
CME E-mini S&P 500 Index Contracts (United States)	1	March 2019	135,225	2,760	2,760
TOTAL FUTURES CONTRACTS					$9,142

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,318 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,752.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,702
Fidelity Securities Lending Cash Central Fund	76,458
Total	$154,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$469,288	$469,288	$--	$--
Consumer Discretionary	6,390,824	6,390,824	--	--
Consumer Staples	6,373	6,373	--	--
Energy	1,146	1,146	--	--
Financials	2,465,324	2,465,324	--	--
Industrials	1,702,286	1,702,286	--	--
Information Technology	5,596,701	5,596,701	--	--
Real Estate	3,259,446	3,259,446	--	--
U.S. Government and Government Agency Obligations	119,752	--	119,752	--
Money Market Funds	3,917,954	3,917,954	--	--
Equity Funds	1,284,843	1,284,843	--	--
Total Investments in Securities:	$25,213,937	$25,094,185	$119,752	$--
Derivative Instruments:
Assets
Futures Contracts	$9,142	$9,142	$--	$--
Total Assets	$9,142	$9,142	$--	$--
Total Derivative Instruments:	$9,142	$9,142	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

January 31, 2019

EDO-QTLY-0319
1.9585361.105

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.7%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Media - 2.2%
comScore, Inc. (a)	263,902	$5,196,230
Reach PLC	30,900	23,912
		5,220,142
CONSUMER DISCRETIONARY - 26.8%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV (a)	1,500	25,815
Hotels, Restaurants & Leisure - 1.2%
Wyndham Hotels & Resorts, Inc.	57,006	2,798,425
Household Durables - 0.9%
Hamilton Beach Brands Holding Co. Class A	83,330	2,178,246
Internet & Direct Marketing Retail - 22.7%
AO World PLC (a)(b)	15,832,686	24,711,720
Boohoo.Com PLC (a)	3,730,862	9,197,143
Ocado Group PLC (a)	6,600	85,804
Zooplus AG (a)(b)	175,022	21,054,702
		55,049,369
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(c)	2,161	41,869
Specialty Retail - 2.0%
Cars.com, Inc. (a)	182,048	4,971,731

TOTAL CONSUMER DISCRETIONARY		65,065,455

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Kaveri Seed Co. Ltd.	4,300	36,401
SunOpta, Inc. (a)	6,688	27,822
		64,223
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,626	28,227
FINANCIALS - 10.4%
Capital Markets - 8.1%
Brighthouse Financial, Inc. (a)	144,919	5,411,275
Interactive Brokers Group, Inc.	700	35,280
KKR & Co. LP	224,273	5,034,929
Waddell & Reed Financial, Inc. Class A (b)	260,824	4,465,307
WisdomTree Investments, Inc.	718,836	4,816,201
		19,762,992
Consumer Finance - 2.2%
Encore Capital Group, Inc. (a)	978	28,890
SLM Corp.	485,763	5,202,522
		5,231,412
Diversified Financial Services - 0.1%
Rafael Holdings, Inc. (a)	15,000	231,300

TOTAL FINANCIALS		25,225,704

INDUSTRIALS - 8.5%
Airlines - 0.1%
AirAsia Group BHD	42,300	31,395
Ryanair Holdings PLC sponsored ADR (a)	500	35,500
Wizz Air Holdings PLC (a)(c)	1,361	54,106
		121,001
Construction & Engineering - 6.7%
Arcosa, Inc.	552,728	16,266,785
Machinery - 1.7%
Momentum Group AB Class B	434,647	4,126,297

TOTAL INDUSTRIALS		20,514,083

INFORMATION TECHNOLOGY - 23.8%
Electronic Equipment & Components - 3.1%
Benchmark Electronics, Inc.	132,500	3,368,150
Cardtronics PLC (a)	150,152	4,064,615
Knowles Corp. (a)	2,300	35,880
		7,468,645
IT Services - 9.0%
Alliance Data Systems Corp.	99,970	17,753,672
Conduent, Inc. (a)	2,632	33,558
DXC Technology Co.	403	25,840
Perspecta, Inc.	201,851	4,047,113
		21,860,183
Semiconductors & Semiconductor Equipment - 4.1%
Marvell Technology Group Ltd.	275,500	5,105,015
Mellanox Technologies Ltd. (a)	50,900	4,754,569
		9,859,584
Software - 5.7%
Black Knight, Inc. (a)	98,118	4,826,424
LogMeIn, Inc.	442	41,115
Micro Focus International PLC sponsored ADR	2,338	44,656
Onespan, Inc. (a)	280,300	4,089,577
Symantec Corp.	234,700	4,933,394
		13,935,166
Technology Hardware, Storage & Peripherals - 1.9%
3D Systems Corp. (a)	2,883	36,787
Seagate Technology LLC	102,697	4,547,423
		4,584,210

TOTAL INFORMATION TECHNOLOGY		57,707,788

REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 11.8%
CorePoint Lodging, Inc.	2,325,720	28,466,812
JBG SMITH Properties	1,089	42,090
		28,508,902
Real Estate Management & Development - 0.2%
Midland Holdings Ltd.	16,000	3,502
Sunteck Realty Ltd. (a)	115,469	559,852
		563,354

TOTAL REAL ESTATE		29,072,256

TOTAL COMMON STOCKS
(Cost $240,837,602)		202,897,878
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.34% to 2.38% 2/28/19 to 4/25/19 (d)
(Cost $1,056,451)	1,060,000	1,056,450
	Shares	Value

Money Market Funds - 12.8%
Fidelity Cash Central Fund, 2.43% (e)	22,859,604	$22,864,176
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	8,287,940	8,288,769
TOTAL MONEY MARKET FUNDS
(Cost $31,151,150)		31,152,945

Equity Funds - 6.8%
Domestic Equity Funds - 6.8%
iShares Russell 3000 Index ETF	82,200	13,101,858
SPDR DJ Wilshire Total Market ETF	97,500	3,277,950
TOTAL EQUITY FUNDS
(Cost $15,468,556)		16,379,808
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $288,513,759)		251,487,081
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(9,025,678)
NET ASSETS - 100%		$242,461,403

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	40	March 2019	$3,000,400	$123,998	$123,998
CME E-mini S&P 500 Index Contracts (United States)	142	March 2019	19,201,950	418,694	418,694
TOTAL FUTURES CONTRACTS					$542,692

The notional amount of futures purchased as a percentage of Net Assets is 9.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,975 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,056,450.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$851,861
Fidelity Securities Lending Cash Central Fund	381,170
Total	$1,233,031

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,220,142	$5,220,142	$--	$--
Consumer Discretionary	65,065,455	65,065,455	--	--
Consumer Staples	64,223	64,223	--	--
Energy	28,227	28,227	--	--
Financials	25,225,704	25,225,704	--	--
Industrials	20,514,083	20,514,083	--	--
Information Technology	57,707,788	57,707,788	--	--
Real Estate	29,072,256	29,068,754	3,502	--
U.S. Government and Government Agency Obligations	1,056,450	--	1,056,450	--
Money Market Funds	31,152,945	31,152,945	--	--
Equity Funds	16,379,808	16,379,808	--	--
Total Investments in Securities:	$251,487,081	$250,427,129	$1,059,952	$--
Derivative Instruments:
Assets
Futures Contracts	$542,692	$542,692	$--	$--
Total Assets	$542,692	$542,692	$--	$--
Total Derivative Instruments:	$542,692	$542,692	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

January 31, 2019

LCS-QTLY-0319
1.813034.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	587,134	$32,328
Entertainment - 1.4%
Activision Blizzard, Inc.	114,100	5,390
Electronic Arts, Inc. (a)	119,500	11,023
The Walt Disney Co.	72,565	8,092
Vivendi SA	507,600	12,943
		37,448
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	8,738	9,838
Class C (a)	8,264	9,226
Snap, Inc. Class A (a)(b)	193,700	1,294
		20,358
Media - 4.2%
Comcast Corp. Class A	2,509,588	91,776
Discovery Communications, Inc. Class A (a)(b)	194,529	5,521
Interpublic Group of Companies, Inc.	492,613	11,207
Omnicom Group, Inc.	43,234	3,367
		111,871

TOTAL COMMUNICATION SERVICES		202,005

CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.0%
Gentex Corp.	23,700	502
Distributors - 0.1%
LKQ Corp. (a)	133,500	3,500
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	171,394	722
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	92,100	11,862
Internet & Direct Marketing Retail - 0.2%
The Booking Holdings, Inc. (a)	2,100	3,849
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	62,200	6,023
Specialty Retail - 1.3%
L Brands, Inc.	214,736	5,978
Lowe's Companies, Inc.	189,754	18,247
TJX Companies, Inc.	191,232	9,510
		33,735

TOTAL CONSUMER DISCRETIONARY		60,193

CONSUMER STAPLES - 9.2%
Beverages - 1.2%
The Coca-Cola Co.	680,296	32,743
Food & Staples Retailing - 1.7%
Walgreens Boots Alliance, Inc.	88,300	6,381
Walmart, Inc.	405,461	38,855
		45,236
Food Products - 0.3%
The Hershey Co.	61,456	6,520
Household Products - 1.5%
Procter & Gamble Co.	367,805	35,482
Spectrum Brands Holdings, Inc.	76,500	4,275
		39,757
Tobacco - 4.5%
Altria Group, Inc.	1,725,114	85,134
British American Tobacco PLC sponsored ADR	838,770	29,592
Philip Morris International, Inc.	43,300	3,322
		118,048

TOTAL CONSUMER STAPLES		242,304

ENERGY - 12.1%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	540,493	12,739
Ensco PLC Class A	234,683	1,033
National Oilwell Varco, Inc.	291,121	8,582
Oceaneering International, Inc. (a)	323,284	5,072
Schlumberger Ltd.	136,000	6,013
Transocean Ltd. (United States) (a)	54,600	468
		33,907
Oil, Gas & Consumable Fuels - 10.8%
BP PLC sponsored ADR	927,578	38,142
Cenovus Energy, Inc. (Canada)	4,667,900	36,449
Chevron Corp.	480,075	55,041
Equinor ASA sponsored ADR (b)	1,002,522	22,837
Exxon Mobil Corp.	1,286,187	94,252
Hess Corp.	120,322	6,497
Imperial Oil Ltd.	339,600	9,635
Kosmos Energy Ltd. (a)	1,763,546	9,047
Legacy Reserves, Inc. (a)	335,040	493
Teekay Offshore Partners LP	372,337	451
The Williams Companies, Inc.	402,969	10,852
Valero Energy Corp.	11,000	966
		284,662

TOTAL ENERGY		318,569

FINANCIALS - 20.2%
Banks - 13.2%
Bank of America Corp.	3,250,936	92,554
Citigroup, Inc.	760,251	49,006
First Hawaiian, Inc.	105,800	2,722
JPMorgan Chase & Co.	659,398	68,248
M&T Bank Corp.	23,600	3,883
PNC Financial Services Group, Inc.	227,074	27,855
Standard Chartered PLC (United Kingdom)	1,065	9
SunTrust Banks, Inc.	429,947	25,547
U.S. Bancorp	426,293	21,809
Wells Fargo & Co.	1,183,237	57,872
		349,505
Capital Markets - 4.7%
Cboe Global Markets, Inc.	20,500	1,912
Charles Schwab Corp.	339,236	15,866
KKR & Co. LP	542,867	12,187
Morgan Stanley	504,828	21,354
Northern Trust Corp.	362,969	32,108
State Street Corp.	558,683	39,611
The Blackstone Group LP	32,000	1,078
		124,116
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(c)	9,907	2,961
Insurance - 0.6%
Chubb Ltd.	62,500	8,316
The Travelers Companies, Inc.	54,300	6,817
		15,133
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	880,947	10,994
Radian Group, Inc.	1,561,053	30,035
		41,029

TOTAL FINANCIALS		532,744

HEALTH CARE - 17.2%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	193,033	23,735
Alnylam Pharmaceuticals, Inc. (a)	45,299	3,784
AnaptysBio, Inc. (a)	16,200	1,074
Atara Biotherapeutics, Inc. (a)	85,570	3,252
Celgene Corp. (a)	95,100	8,413
Gritstone Oncology, Inc.	18,039	231
Heron Therapeutics, Inc. (a)	9,800	264
Insmed, Inc. (a)	186,004	4,522
Intercept Pharmaceuticals, Inc. (a)	150,244	18,131
Mirati Therapeutics, Inc. (a)	56,200	3,714
		67,120
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	834,738	31,845
Danaher Corp.	91,358	10,133
		41,978
Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	207,903	17,333
Anthem, Inc.	43,864	13,291
Cardinal Health, Inc.	390,054	19,491
Cigna Corp.	121,070	24,191
CVS Health Corp.	687,305	45,053
Henry Schein, Inc. (a)	7,400	575
Humana, Inc.	18,019	5,568
McKesson Corp.	234,935	30,130
MEDNAX, Inc. (a)	26,200	946
UnitedHealth Group, Inc.	46,524	12,571
		169,149
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	301,069	894
Pharmaceuticals - 6.6%
Bayer AG	363,942	27,585
Bristol-Myers Squibb Co.	560,700	27,682
GlaxoSmithKline PLC sponsored ADR	997,016	39,083
Jazz Pharmaceuticals PLC (a)	102,388	12,890
Johnson & Johnson	269,051	35,805
Perrigo Co. PLC	50,700	2,355
Sanofi SA	81,458	7,080
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	621,629	12,339
The Medicines Company (a)	27,200	629
TherapeuticsMD, Inc. (a)(b)	1,730,310	9,084
		174,532

TOTAL HEALTH CARE		453,673

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.7%
General Dynamics Corp.	48,180	8,247
Huntington Ingalls Industries, Inc.	14,300	2,952
United Technologies Corp.	294,227	34,739
		45,938
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	73,080	6,341
FedEx Corp.	43,090	7,651
United Parcel Service, Inc. Class B	387,146	40,805
		54,797
Building Products - 0.0%
A.O. Smith Corp.	29,200	1,398
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	53,462	2,357
Electrical Equipment - 0.6%
Acuity Brands, Inc.	91,172	11,024
Hubbell, Inc. Class B	45,803	5,008
		16,032
Industrial Conglomerates - 3.4%
General Electric Co.	8,871,943	90,139
Machinery - 0.8%
Flowserve Corp.	339,027	14,931
Wabtec Corp. (b)	72,571	5,019
		19,950
Professional Services - 0.3%
Acacia Research Corp. (a)	24,000	73
IHS Markit Ltd. (a)	132,654	6,887
		6,960
Road & Rail - 2.9%
J.B. Hunt Transport Services, Inc.	176,364	18,878
Knight-Swift Transportation Holdings, Inc. Class A	480,600	15,259
Norfolk Southern Corp.	84,294	14,139
Union Pacific Corp.	177,596	28,250
		76,526
Trading Companies & Distributors - 0.1%
Fastenal Co.	41,492	2,509

TOTAL INDUSTRIALS		316,606

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.4%
Cisco Systems, Inc.	213,645	10,103
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	74,918	4,093
IT Services - 3.3%
IBM Corp.	26,914	3,618
Interxion Holding N.V. (a)	61,669	3,703
MasterCard, Inc. Class A	74,237	15,674
Paychex, Inc.	242,382	17,161
Unisys Corp. (a)	413,029	5,402
Visa, Inc. Class A	307,955	41,577
		87,135
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	29,391	2,906
Applied Materials, Inc.	326,800	12,771
Lam Research Corp.	39,800	6,749
Micron Technology, Inc. (a)	94,100	3,597
NVIDIA Corp.	45,700	6,569
Qualcomm, Inc.	653,065	32,340
		64,932
Software - 6.5%
Microsoft Corp.	1,153,416	120,447
Oracle Corp.	624,600	31,374
SAP SE sponsored ADR (b)	191,904	19,847
		171,668
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	359,391	59,817
Western Digital Corp.	97,500	4,387
		64,204

TOTAL INFORMATION TECHNOLOGY		402,135

MATERIALS - 1.3%
Chemicals - 1.2%
DowDuPont, Inc.	112,000	6,027
International Flavors & Fragrances, Inc.	22,700	3,218
Intrepid Potash, Inc. (a)	1,268,389	3,945
Nutrien Ltd.	240,040	12,435
The Scotts Miracle-Gro Co. Class A	49,264	3,663
W.R. Grace & Co.	34,266	2,433
		31,721
Construction Materials - 0.1%
Summit Materials, Inc. (a)	102,600	1,566

TOTAL MATERIALS		33,287

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	33,384	5,770
Equinix, Inc.	27,028	10,649
Public Storage	12,071	2,565
Simon Property Group, Inc.	5,300	965
		19,949
UTILITIES - 0.9%
Electric Utilities - 0.8%
Duke Energy Corp.	28,100	2,467
Exelon Corp.	238,877	11,409
PPL Corp.	148,769	4,659
Southern Co.	74,339	3,613
		22,148
Multi-Utilities - 0.1%
Sempra Energy	12,700	1,486

TOTAL UTILITIES		23,634

TOTAL COMMON STOCKS
(Cost $2,385,697)		2,605,099

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $5,926)	125,143	5,873

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $6,968)	6,967,758	3,494

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.43% (f)	37,751,976	37,760
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	34,248,152	34,252
TOTAL MONEY MARKET FUNDS
(Cost $72,012)		72,012
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $2,470,603)		2,686,478
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(46,407)
NET ASSETS - 100%		$2,640,071

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,328,000 or 0.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$1,045
Lyft, Inc. Series I	6/27/18	$5,926
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$437
Fidelity Securities Lending Cash Central Fund	277
Total	$714

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$202,005	$189,062	$12,943	$--
Consumer Discretionary	60,193	60,193	--	--
Consumer Staples	242,304	242,304	--	--
Energy	318,569	318,569	--	--
Financials	532,744	529,783	2,961	--
Health Care	453,673	419,008	34,665	--
Industrials	316,606	316,606	--	--
Information Technology	408,008	402,135	--	5,873
Materials	33,287	33,287	--	--
Real Estate	19,949	19,949	--	--
Utilities	23,634	23,634	--	--
Other	3,494	--	--	3,494
Money Market Funds	72,012	72,012	--	--
Total Investments in Securities:	$2,686,478	$2,626,542	$50,569	$9,367

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

January 31, 2019

LCSK6-QTLY-0319
1.9883969.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	17,987	$990,364
Entertainment - 1.4%
Activision Blizzard, Inc.	3,500	165,340
Electronic Arts, Inc. (a)	3,600	332,064
The Walt Disney Co.	2,307	257,277
Vivendi SA	16,200	413,084
		1,167,765
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	287	323,130
Class C (a)	244	272,394
Snap, Inc. Class A (a)	5,900	39,412
		634,936
Media - 4.3%
Comcast Corp. Class A	76,194	2,786,415
Discovery Communications, Inc. Class A (a)	6,471	183,647
Interpublic Group of Companies, Inc.	15,463	351,783
Omnicom Group, Inc.	1,294	100,777
		3,422,622

TOTAL COMMUNICATION SERVICES		6,215,687

CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.0%
Gentex Corp.	700	14,826
Distributors - 0.1%
LKQ Corp. (a)	4,000	104,880
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	5,310	22,355
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	2,797	360,226
Internet & Direct Marketing Retail - 0.1%
The Booking Holdings, Inc. (a)	49	89,808
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,950	188,819
Specialty Retail - 1.3%
L Brands, Inc.	7,027	195,632
Lowe's Companies, Inc.	5,753	553,208
TJX Companies, Inc.	5,934	295,098
		1,043,938

TOTAL CONSUMER DISCRETIONARY		1,824,852

CONSUMER STAPLES - 9.2%
Beverages - 1.2%
The Coca-Cola Co.	20,662	994,462
Food & Staples Retailing - 1.7%
Walgreens Boots Alliance, Inc.	2,800	202,328
Walmart, Inc.	12,314	1,180,051
		1,382,379
Food Products - 0.3%
The Hershey Co.	1,854	196,709
Household Products - 1.5%
Procter & Gamble Co.	11,193	1,079,789
Spectrum Brands Holdings, Inc.	2,400	134,112
		1,213,901
Tobacco - 4.5%
Altria Group, Inc.	52,395	2,585,693
British American Tobacco PLC sponsored ADR	25,475	898,758
Philip Morris International, Inc.	1,300	99,736
		3,584,187

TOTAL CONSUMER STAPLES		7,371,638

ENERGY - 12.0%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	16,416	386,925
Ensco PLC Class A	7,398	32,551
National Oilwell Varco, Inc.	9,177	270,538
Oceaneering International, Inc. (a)	10,862	170,425
Schlumberger Ltd.	4,101	181,305
Transocean Ltd. (United States) (a)	1,700	14,569
		1,056,313
Oil, Gas & Consumable Fuels - 10.7%
BP PLC sponsored ADR	28,395	1,167,602
Cenovus Energy, Inc. (Canada)	129,883	1,014,194
Chevron Corp.	14,577	1,671,253
Equinor ASA sponsored ADR	30,448	693,605
Exxon Mobil Corp.	39,064	2,862,610
Hess Corp.	3,743	202,122
Imperial Oil Ltd.	10,263	291,187
Kosmos Energy Ltd. (a)	57,800	296,514
Legacy Reserves, Inc. (a)	10,653	15,660
Teekay Offshore Partners LP	11,448	13,852
The Williams Companies, Inc.	12,192	328,331
Valero Energy Corp.	400	35,128
		8,592,058

TOTAL ENERGY		9,648,371

FINANCIALS - 20.0%
Banks - 13.2%
Bank of America Corp.	98,666	2,809,021
Citigroup, Inc.	23,111	1,489,735
First Hawaiian, Inc.	3,200	82,336
JPMorgan Chase & Co.	19,981	2,068,034
M&T Bank Corp.	700	115,178
PNC Financial Services Group, Inc.	6,897	846,055
Standard Chartered PLC (United Kingdom)	32	258
SunTrust Banks, Inc.	13,058	775,906
U.S. Bancorp	12,932	661,601
Wells Fargo & Co.	35,994	1,760,467
		10,608,591
Capital Markets - 4.6%
Cboe Global Markets, Inc.	600	55,962
Charles Schwab Corp.	10,303	481,871
KKR & Co. LP	16,459	369,505
Morgan Stanley	15,332	648,544
Northern Trust Corp.	11,024	975,183
State Street Corp.	16,933	1,200,550
		3,731,615
Insurance - 0.6%
Chubb Ltd.	2,000	266,100
The Travelers Companies, Inc.	1,649	207,015
		473,115
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	27,618	344,673
Radian Group, Inc.	49,369	949,860
		1,294,533

TOTAL FINANCIALS		16,107,854

HEALTH CARE - 17.5%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	5,863	720,914
Alnylam Pharmaceuticals, Inc. (a)	1,401	117,026
AnaptysBio, Inc. (a)	500	33,160
Atara Biotherapeutics, Inc. (a)	2,430	92,340
Celgene Corp. (a)	3,024	267,503
Gritstone Oncology, Inc.	600	7,680
Heron Therapeutics, Inc. (a)	300	8,070
Insmed, Inc. (a)	5,969	145,106
Intercept Pharmaceuticals, Inc. (a)	5,796	699,461
Mirati Therapeutics, Inc. (a)	1,700	112,336
		2,203,596
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	25,398	968,934
Danaher Corp.	2,905	322,223
		1,291,157
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	6,287	524,147
Anthem, Inc.	1,290	390,870
Cardinal Health, Inc.	11,847	591,995
Cigna Corp.	3,818	762,875
CVS Health Corp.	21,314	1,397,133
Henry Schein, Inc. (a)	200	15,540
Humana, Inc.	582	179,832
McKesson Corp.	7,156	917,757
MEDNAX, Inc. (a)	800	28,888
UnitedHealth Group, Inc.	1,415	382,333
		5,191,370
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,522	28,280
Pharmaceuticals - 6.7%
Bayer AG	11,102	841,486
Bristol-Myers Squibb Co.	17,000	839,290
GlaxoSmithKline PLC sponsored ADR	30,281	1,187,015
Jazz Pharmaceuticals PLC (a)	3,073	386,860
Johnson & Johnson	8,172	1,087,530
Perrigo Co. PLC	1,500	69,675
Sanofi SA	2,558	222,336
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	19,552	388,107
The Medicines Company (a)	1,200	27,732
TherapeuticsMD, Inc. (a)(b)	56,106	294,557
		5,344,588

TOTAL HEALTH CARE		14,058,991

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.7%
General Dynamics Corp.	1,465	250,764
Huntington Ingalls Industries, Inc.	500	103,225
United Technologies Corp.	8,882	1,048,698
		1,402,687
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	2,369	205,558
FedEx Corp.	1,294	229,776
United Parcel Service, Inc. Class B	11,797	1,243,404
		1,678,738
Building Products - 0.0%
A.O. Smith Corp.	1,000	47,860
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	1,656	72,996
Electrical Equipment - 0.6%
Acuity Brands, Inc.	2,769	334,800
Hubbell, Inc. Class B	1,447	158,201
		493,001
Industrial Conglomerates - 3.4%
General Electric Co.	269,353	2,736,626
Machinery - 0.8%
Flowserve Corp.	10,782	474,839
Wabtec Corp.	2,330	161,143
		635,982
Professional Services - 0.3%
IHS Markit Ltd. (a)	4,237	219,985
Road & Rail - 2.9%
J.B. Hunt Transport Services, Inc.	5,328	570,309
Knight-Swift Transportation Holdings, Inc. Class A	14,770	468,948
Norfolk Southern Corp.	2,560	429,414
Union Pacific Corp.	5,394	858,024
		2,326,695
Trading Companies & Distributors - 0.1%
Fastenal Co.	908	54,898

TOTAL INDUSTRIALS		9,669,468

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	6,446	304,831
Electronic Equipment & Components - 0.2%
Itron, Inc. (a)	2,282	124,666
IT Services - 3.3%
IBM Corp.	793	106,595
Interxion Holding N.V. (a)	1,924	115,517
MasterCard, Inc. Class A	2,309	487,499
Paychex, Inc.	7,408	524,486
Unisys Corp. (a)	13,223	172,957
Visa, Inc. Class A	9,353	1,262,749
		2,669,803
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	1,009	99,750
Applied Materials, Inc.	10,300	402,524
Lam Research Corp.	1,210	205,192
Micron Technology, Inc. (a)	3,000	114,660
NVIDIA Corp.	1,400	201,250
Qualcomm, Inc.	19,857	983,319
		2,006,695
Software - 6.5%
Microsoft Corp.	35,050	3,660,265
Oracle Corp.	18,970	952,863
SAP SE sponsored ADR	5,813	601,180
		5,214,308
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	10,943	1,821,353
Western Digital Corp.	3,100	139,469
		1,960,822

TOTAL INFORMATION TECHNOLOGY		12,281,125

MATERIALS - 1.3%
Chemicals - 1.2%
DowDuPont, Inc.	3,800	204,478
International Flavors & Fragrances, Inc.	700	99,246
Intrepid Potash, Inc. (a)	39,717	123,520
Nutrien Ltd.	7,245	375,332
The Scotts Miracle-Gro Co. Class A	1,641	122,008
W.R. Grace & Co.	1,049	74,489
		999,073
Construction Materials - 0.1%
Summit Materials, Inc. (a)	3,200	48,832

TOTAL MATERIALS		1,047,905

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	1,001	173,013
Equinix, Inc.	872	343,568
Public Storage	383	81,395
Simon Property Group, Inc.	200	36,424
		634,400
UTILITIES - 0.9%
Electric Utilities - 0.8%
Duke Energy Corp.	800	70,224
Exelon Corp.	7,381	352,517
PPL Corp.	4,694	147,016
Southern Co.	2,351	114,259
		684,016
Multi-Utilities - 0.1%
Sempra Energy	400	46,792

TOTAL UTILITIES		730,808

TOTAL COMMON STOCKS
(Cost $79,316,691)		79,591,099

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $172,984)	3,653	171,435

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.43% (e)	800,858	801,018
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	294,384	294,414
TOTAL MONEY MARKET FUNDS
(Cost $1,095,432)		1,095,432
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $80,585,107)		80,857,966
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(442,915)
NET ASSETS - 100%		$80,415,051

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $171,435 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lyft, Inc. Series I	6/27/18	$172,984

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,933
Fidelity Securities Lending Cash Central Fund	6,554
Total	$26,487

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,215,687	$5,802,603	$413,084	$--
Consumer Discretionary	1,824,852	1,824,852	--	--
Consumer Staples	7,371,638	7,371,638	--	--
Energy	9,648,371	9,648,371	--	--
Financials	16,107,854	16,107,854	--	--
Health Care	14,058,991	12,995,169	1,063,822	--
Industrials	9,669,468	9,669,468	--	--
Information Technology	12,452,560	12,281,125	--	171,435
Materials	1,047,905	1,047,905	--	--
Real Estate	634,400	634,400	--	--
Utilities	730,808	730,808	--	--
Money Market Funds	1,095,432	1,095,432	--	--
Total Investments in Securities:	$80,857,966	$79,209,625	$1,476,906	$171,435

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

January 31, 2019

MCS-QTLY-0319
1.813018.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	8,617,950	$24,561
CONSUMER DISCRETIONARY - 14.4%
Automobiles - 0.8%
Fiat Chrysler Automobiles NV (a)	3,841,800	66,117
Hotels, Restaurants & Leisure - 4.5%
ARAMARK Holdings Corp.	4,684,340	154,348
Del Frisco's Restaurant Group, Inc. (a)	1,578,900	12,505
Drive Shack, Inc. (a)	3,281,878	13,817
Dunkin' Brands Group, Inc.	400,700	27,404
U.S. Foods Holding Corp. (a)	2,357,600	79,498
Wyndham Hotels & Resorts, Inc.	1,160,000	56,944
		344,516
Household Durables - 3.7%
D.R. Horton, Inc.	1,206,433	46,387
Lennar Corp. Class A	583,900	27,689
Newell Brands, Inc.	1,189,100	25,221
NVR, Inc. (a)	39,300	104,538
Toll Brothers, Inc.	2,111,287	77,991
		281,826
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(e)	294,000	8,285
Multiline Retail - 1.2%
Dollar General Corp.	582,200	67,203
Dollar Tree, Inc. (a)	248,900	24,101
		91,304
Specialty Retail - 2.0%
AutoZone, Inc. (a)	68,000	57,619
Ross Stores, Inc.	478,500	44,079
Tiffany & Co., Inc.	338,000	29,991
Ulta Beauty, Inc. (a)	84,600	24,696
		156,385
Textiles, Apparel & Luxury Goods - 2.1%
Allbirds, Inc. (c)(d)	10,775	591
Brunello Cucinelli SpA	2,067,300	74,655
Prada SpA	9,389,700	31,075
PVH Corp.	311,800	34,020
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	1,119,400	23,216
		163,557

TOTAL CONSUMER DISCRETIONARY		1,111,990

CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	332,400	22,141
Food Products - 1.5%
Amira Nature Foods Ltd. (a)(f)	1,783,275	1,658
Conagra Brands, Inc.	1,226,900	26,550
Greencore Group PLC (f)	15,937,084	40,343
The Hershey Co.	409,600	43,459
		112,010
Household Products - 0.5%
Church & Dwight Co., Inc.	616,646	39,841
Personal Products - 0.3%
Coty, Inc. Class A	2,934,798	22,774

TOTAL CONSUMER STAPLES		196,766

ENERGY - 5.9%
Energy Equipment & Services - 1.2%
Borr Drilling Ltd. (a)	10,814,000	27,695
Oceaneering International, Inc. (a)	2,016,670	31,642
Pacific Drilling SA (a)	887,706	13,759
Pacific Drilling SA	51,434	797
TechnipFMC PLC	674,200	15,480
		89,373
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	1,508,700	37,642
Cheniere Energy, Inc. (a)	746,000	48,975
Cimarex Energy Co.	514,200	38,740
Denbury Resources, Inc. (a)	4,034,200	8,189
Diamondback Energy, Inc.	246,700	25,440
GasLog Ltd.	1,179,177	21,143
Golar LNG Ltd.	2,001,245	44,568
Kosmos Energy Ltd. (a)	4,074,600	20,903
Legacy Reserves, Inc. (a)	1,733,100	2,548
SM Energy Co.	1,451,300	28,475
The Williams Companies, Inc.	2,270,497	61,144
Whiting Petroleum Corp. (a)	437,800	12,534
WPX Energy, Inc. (a)	1,033,100	12,666
		362,967

TOTAL ENERGY		452,340

FINANCIALS - 18.9%
Banks - 8.3%
Bank of Hawaii Corp.	319,500	24,707
Cullen/Frost Bankers, Inc.	699,800	68,077
First Horizon National Corp.	3,459,600	50,787
First Republic Bank	321,100	31,028
Huntington Bancshares, Inc.	7,015,400	92,884
M&T Bank Corp.	635,500	104,565
Metro Bank PLC (a)(f)	625,100	8,912
Prosperity Bancshares, Inc.	936,900	66,651
Regions Financial Corp.	2,061,224	31,269
Signature Bank	619,100	78,818
SunTrust Banks, Inc.	630,900	37,488
UMB Financial Corp.	631,300	40,630
		635,816
Capital Markets - 1.7%
Cboe Global Markets, Inc.	217,900	20,324
Northern Trust Corp.	365,200	32,306
The NASDAQ OMX Group, Inc.	468,900	41,282
TPG Specialty Lending, Inc.	1,953,812	38,744
		132,656
Diversified Financial Services - 0.2%
Focus Financial Partners, Inc. Class A	452,000	12,710
Insurance - 7.0%
Arch Capital Group Ltd. (a)	3,242,100	95,156
Aspen Insurance Holdings Ltd.	1,279,843	53,408
Axis Capital Holdings Ltd.	656,600	35,161
Beazley PLC	2,942,700	19,067
First American Financial Corp.	1,325,200	66,366
FNF Group	1,623,700	58,713
Hartford Financial Services Group, Inc.	844,000	39,600
Hiscox Ltd.	967,900	18,001
Principal Financial Group, Inc.	570,600	28,570
Reinsurance Group of America, Inc.	592,400	85,572
Torchmark Corp.	500,300	41,905
		541,519
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp. (a)	3,669,433	45,795
Radian Group, Inc.	4,422,744	85,094
		130,889

TOTAL FINANCIALS		1,453,590

HEALTH CARE - 8.6%
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	1,077,400	41,103
Fisher & Paykel Healthcare Corp.	2,572,575	22,334
Hologic, Inc. (a)	541,530	24,044
Wright Medical Group NV (a)	1,155,623	34,484
		121,965
Health Care Providers & Services - 3.8%
Henry Schein, Inc. (a)	645,200	50,132
Molina Healthcare, Inc. (a)	453,500	60,306
National Vision Holdings, Inc. (a)	969,767	30,800
Notre Dame Intermedica Participacoes SA	2,596,418	23,905
Premier, Inc. (a)	841,800	33,495
Universal Health Services, Inc. Class B	498,900	66,119
Wellcare Health Plans, Inc. (a)	93,900	25,961
		290,718
Health Care Technology - 0.3%
Cerner Corp. (a)	446,400	24,512
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	401,100	30,504
Bruker Corp.	803,300	28,164
Lonza Group AG	135,524	35,692
		94,360
Pharmaceuticals - 1.7%
Amneal Pharmaceuticals, Inc. (a)	1,922,600	23,610
Catalent, Inc. (a)	1,212,850	44,791
Nektar Therapeutics (a)	266,200	11,271
Perrigo Co. PLC	724,200	33,639
Zogenix, Inc. (a)	357,300	15,632
		128,943

TOTAL HEALTH CARE		660,498

INDUSTRIALS - 10.9%
Aerospace & Defense - 3.3%
HEICO Corp. Class A	329,843	23,099
Huntington Ingalls Industries, Inc.	317,500	65,548
KEYW Holding Corp. (a)(f)(g)	4,527,536	32,508
Kratos Defense & Security Solutions, Inc. (a)	2,851,600	44,171
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	25,971
Class C (a)(c)(d)	2,034	378
Teledyne Technologies, Inc. (a)	288,800	64,755
		256,430
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	421,900	36,608
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	714,700	37,172
U.S. Ecology, Inc.	457,981	29,160
		66,332
Electrical Equipment - 2.2%
AMETEK, Inc.	823,092	60,003
Generac Holdings, Inc. (a)	817,700	43,281
Melrose Industries PLC	18,157,741	40,165
Regal Beloit Corp.	379,300	29,115
		172,564
Machinery - 2.0%
Donaldson Co., Inc.	1,499,500	70,896
Pentair PLC	910,800	37,516
Rational AG	76,000	47,583
		155,995
Marine - 0.3%
Goodbulk Ltd. (d)(g)	1,505,822	25,621
Professional Services - 0.4%
Equifax, Inc.	260,500	27,879
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	551,900	43,335
Trading Companies & Distributors - 0.7%
Bunzl PLC	1,798,022	56,599

TOTAL INDUSTRIALS		841,363

INFORMATION TECHNOLOGY - 11.5%
Electronic Equipment & Components - 3.6%
Amphenol Corp. Class A	1,122,200	98,664
Fabrinet	1,117,231	63,503
Keysight Technologies, Inc. (a)	1,528,900	113,169
		275,336
IT Services - 5.6%
Akamai Technologies, Inc. (a)	559,700	36,436
Fidelity National Information Services, Inc.	544,286	56,894
First Data Corp. Class A (a)	2,455,073	60,518
Fiserv, Inc. (a)	612,900	50,828
FleetCor Technologies, Inc. (a)	129,400	26,114
Leidos Holdings, Inc.	1,518,400	88,067
Science Applications International Corp.	519,500	34,879
WNS Holdings Ltd. sponsored ADR (a)	1,611,800	78,640
		432,376
Software - 2.3%
Black Knight, Inc. (a)	1,700,669	83,656
Citrix Systems, Inc.	456,400	46,799
Red Hat, Inc. (a)	257,400	45,776
		176,231

TOTAL INFORMATION TECHNOLOGY		883,943

MATERIALS - 2.7%
Chemicals - 1.2%
International Flavors & Fragrances, Inc.	329,500	46,717
LG Chemical Ltd.	50,300	16,640
Nutrien Ltd.	493,400	25,561
		88,918
Containers & Packaging - 0.6%
Packaging Corp. of America	271,400	25,598
WestRock Co.	501,400	20,412
		46,010
Metals & Mining - 0.9%
Franco-Nevada Corp.	342,600	26,577
Newcrest Mining Ltd.	1,286,984	22,873
Novagold Resources, Inc. (a)	5,118,176	19,944
		69,394

TOTAL MATERIALS		204,322

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Apartment Investment & Management Co. Class A	912,500	45,187
Cousins Properties, Inc.	5,242,791	46,399
Essex Property Trust, Inc.	262,600	71,217
Healthcare Realty Trust, Inc.	1,239,500	40,023
Healthcare Trust of America, Inc.	1,651,900	46,947
SBA Communications Corp. Class A (a)	327,500	59,779
Spirit MTA REIT	396,690	3,102
Spirit Realty Capital, Inc.	793,380	31,513
VEREIT, Inc.	3,822,100	30,883
		375,050
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (f)	1,136,000	20,164

TOTAL REAL ESTATE		395,214

UTILITIES - 6.3%
Electric Utilities - 4.4%
Alliant Energy Corp.	2,027,400	90,158
IDACORP, Inc.	948,433	92,472
OGE Energy Corp.	2,171,600	88,927
Xcel Energy, Inc.	1,346,882	70,523
		342,080
Gas Utilities - 1.9%
Atmos Energy Corp.	1,214,597	118,581
Spire, Inc.	333,000	26,430
		145,011

TOTAL UTILITIES		487,091

TOTAL COMMON STOCKS
(Cost $5,420,872)		6,711,678

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.7%
Leisure Products - 0.5%
Peloton Interactive, Inc.:
Series E (a)(c)(d)	1,758,856	25,398
Series F (c)(d)	748,920	10,815
		36,213
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (c)(d)	4,253	233
Series B (c)(d)	747	41
Series C (c)(d)	7,140	392
Bolt Threads, Inc. Series D (a)(c)(d)	976,285	13,131
		13,797
TOTAL CONSUMER DISCRETIONARY		50,010
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (c)(d)	1,647,945	16,924
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	3,504
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Lyft, Inc.:
Series H (a)(c)(d)	357,494	16,777
Series I (c)(d)	380,095	17,838
		34,615

TOTAL CONVERTIBLE PREFERRED STOCKS		105,053

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	2,285	125
TOTAL PREFERRED STOCKS
(Cost $88,465)		105,178
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (Cost $407)(h)(i)	397	401
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $20,398)	20,397,834	10,230

Money Market Funds - 12.0%
Fidelity Cash Central Fund, 2.43% (j)	878,685,477	878,861
Fidelity Securities Lending Cash Central Fund 2.43% (j)(k)	43,559,622	43,564
TOTAL MONEY MARKET FUNDS
(Cost $922,379)		922,425
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $6,452,521)		7,749,912
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(52,717)
NET ASSETS - 100%		$7,697,195

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,194,000 or 2.3% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated company

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $401,000 or 0.0% of net assets.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc.	10/9/18	$125
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Bolt Threads, Inc. Series D	12/13/17	$15,659
Butterfly Network, Inc. Series D	5/4/18	$16,924
Lyft, Inc. Series H	11/22/17	$14,209
Lyft, Inc. Series I	6/27/18	$17,999
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Peloton Interactive, Inc. Series F	8/30/18	$10,815
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13,377
Fidelity Securities Lending Cash Central Fund	350
Total	$13,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Goodbulk Ltd.	$26,341	$2,737	$7,373	$885	$751	$3,165	$25,621
KEYW Holding Corp.	35,073	--	31	--	(31)	(2,503)	32,508
Total	$61,414	$2,737	$7,404	$885	$720	$662	$58,129

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$24,561	$--	$--	$24,561
Consumer Discretionary	1,162,125	1,072,039	31,075	59,011
Consumer Staples	196,766	196,766	--	--
Energy	452,340	452,340	--	--
Financials	1,453,590	1,453,590	--	--
Health Care	677,422	660,498	--	16,924
Industrials	844,867	789,393	--	55,474
Information Technology	918,558	883,943	--	34,615
Materials	204,322	204,322	--	--
Real Estate	395,214	395,214	--	--
Utilities	487,091	487,091	--	--
Corporate Bonds	401	--	401	--
Other	10,230	--	--	10,230
Money Market Funds	922,425	922,425	--	--
Total Investments in Securities:	$7,749,912	$7,517,621	$31,476	$200,815

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$120,719
Net Realized Gain (Loss) on Investment Securities	751
Net Unrealized Gain (Loss) on Investment Securities	10,487
Cost of Purchases	49,891
Proceeds of Sales	(7,374)
Amortization/Accretion	--
Transfers into Level 3	26,341
Transfers out of Level 3	--
Ending Balance	$200,815
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2019	$10,487

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$190,585	Market approach	Transaction price	$10.27 - $186.00 / $61.52	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.3 - 9.3 / 3.7	Increase
			Discount rate	9.0% - 30.0% - 21.3%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.4	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0% - 96.0% / 62.7%	Increase
Other	$10,230	Discount cash flow	Discount rate	17.7%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

January 31, 2019

XS4-QTLY-0319
1.968034.105

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.9%
Atn International, Inc.	200,000	$14,916,000
Entertainment - 2.0%
Cinemark Holdings, Inc.	800,000	32,736,000
Media - 2.7%
Emerald Expositions Events, Inc.	3,000,000	42,600,000

TOTAL COMMUNICATION SERVICES		90,252,000

CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	500,000	6,455,000
Hotels, Restaurants & Leisure - 4.5%
Cedar Fair LP (depositary unit)	500,000	27,650,000
Hilton Grand Vacations, Inc. (a)	1,500,000	45,510,000
		73,160,000
Household Durables - 6.0%
LGI Homes, Inc. (a)(b)	750,000	44,475,000
Taylor Morrison Home Corp. (a)	1,750,000	33,075,000
TRI Pointe Homes, Inc. (a)	1,500,000	20,175,000
		97,725,000
Specialty Retail - 2.2%
Aaron's, Inc. Class A	700,000	35,042,000

TOTAL CONSUMER DISCRETIONARY		212,382,000

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc.	504,700	13,278,657
Food Products - 1.3%
Inghams Group Ltd.	3,500,000	11,703,090
Post Holdings, Inc. (a)	100,000	9,282,000
		20,985,090

TOTAL CONSUMER STAPLES		34,263,747

ENERGY - 3.7%
Energy Equipment & Services - 3.2%
Oil States International, Inc. (a)	1,500,000	25,830,000
ShawCor Ltd. Class A	1,051,745	16,225,025
Total Energy Services, Inc.	1,456,030	10,748,880
		52,803,905
Oil, Gas & Consumable Fuels - 0.5%
PDC Energy, Inc. (a)	250,000	8,142,500

TOTAL ENERGY		60,946,405

FINANCIALS - 20.7%
Banks - 13.1%
BOK Financial Corp.	300,000	24,933,000
Cullen/Frost Bankers, Inc.	250,000	24,320,000
First Citizens Bancshares, Inc.	125,000	50,941,250
First Hawaiian, Inc.	1,500,000	38,595,000
Hilltop Holdings, Inc.	1,000,000	18,410,000
Popular, Inc.	375,000	20,478,750
Prosperity Bancshares, Inc.	500,000	35,570,000
		213,248,000
Capital Markets - 2.5%
Monex Group, Inc. (b)	3,000,000	10,465,917
OM Asset Management Ltd.	2,500,000	30,925,000
		41,390,917
Consumer Finance - 0.5%
First Cash Financial Services, Inc.	100,000	8,243,000
Diversified Financial Services - 1.2%
Cannae Holdings, Inc. (a)	1,000,000	19,340,000
Insurance - 3.4%
Enstar Group Ltd. (a)	50,000	8,900,000
First American Financial Corp.	850,000	42,568,000
Sul America SA unit	400,000	3,520,509
		54,988,509

TOTAL FINANCIALS		337,210,426

HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 3.3%
Hill-Rom Holdings, Inc.	350,000	35,007,000
Integra LifeSciences Holdings Corp. (a)	300,000	14,208,000
LivaNova PLC (a)	45,148	4,168,063
		53,383,063
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc. (a)	300,000	36,957,000
Pharmaceuticals - 1.7%
Prestige Brands Holdings, Inc. (a)	1,000,000	27,920,000

TOTAL HEALTH CARE		118,260,063

INDUSTRIALS - 16.2%
Aerospace & Defense - 0.7%
Ultra Electronics Holdings PLC	683,500	11,510,785
Airlines - 2.2%
Spirit Airlines, Inc. (a)	600,000	35,292,000
Commercial Services & Supplies - 6.4%
ABM Industries, Inc.	1,000,000	34,190,000
ADS Waste Holdings, Inc. (a)	1,000,000	25,200,000
Cimpress NV (a)	300,000	24,951,000
Knoll, Inc.	1,000,000	20,160,000
		104,501,000
Electrical Equipment - 1.4%
Regal Beloit Corp.	300,000	23,028,000
Machinery - 2.3%
Apergy Corp. (a)	500,000	16,810,000
Mueller Industries, Inc.	800,000	20,728,000
		37,538,000
Marine - 0.5%
MPC Container Ships ASA (a)(b)	2,000,000	7,114,104
Professional Services - 0.5%
Capita Group PLC (a)	5,000,000	7,613,838
Road & Rail - 1.2%
Genesee & Wyoming, Inc. Class A (a)	250,000	19,630,000
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (a)	150,000	5,449,500
Fortress Transportation & Infrastructure Investors LLC	750,000	11,062,500
		16,512,000

TOTAL INDUSTRIALS		262,739,727

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.1%
InterDigital, Inc.	250,000	18,202,500
Electronic Equipment & Components - 5.7%
SYNNEX Corp.	500,000	48,380,000
Tech Data Corp. (a)	400,000	38,252,000
TTM Technologies, Inc. (a)	500,000	5,740,000
		92,372,000
IT Services - 6.2%
Computer Services, Inc.	353,760	19,810,560
Conduent, Inc. (a)	2,000,000	25,500,000
EVERTEC, Inc.	350,000	9,684,500
Presidio, Inc.	2,200,000	35,046,000
Tucows, Inc. (a)(b)	150,000	11,043,000
		101,084,060
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc. (a)	250,000	12,822,500
Entegris, Inc.	500,000	16,525,000
		29,347,500
Software - 3.8%
Hansen Technologies Ltd.	721,676	1,799,331
j2 Global, Inc.	600,000	45,096,000
Micro Focus International PLC	750,000	14,298,834
		61,194,165
Technology Hardware, Storage & Peripherals - 0.4%
Elecom Co. Ltd.	250,000	6,665,137

TOTAL INFORMATION TECHNOLOGY		308,865,362

MATERIALS - 4.0%
Construction Materials - 1.8%
Eagle Materials, Inc.	100,000	7,100,000
Wienerberger AG	1,000,000	22,434,160
		29,534,160
Containers & Packaging - 2.2%
Silgan Holdings, Inc.	1,300,000	35,906,000

TOTAL MATERIALS		65,440,160

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 7.0%
CareTrust (REIT), Inc.	1,000,000	21,980,000
CorePoint Lodging, Inc.	750,000	9,180,000
Corporate Office Properties Trust (SBI)	1,000,000	24,690,000
iStar Financial, Inc.	1,000,000	9,590,000
Store Capital Corp.	1,500,000	48,480,000
		113,920,000
TOTAL COMMON STOCKS
(Cost $1,478,665,528)		1,604,279,890
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Mueller Industries, Inc. 6% 3/1/27 (Cost $280,000)	280,000	261,100
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.43% (c)	24,265,778	24,270,631
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	60,094,596	60,100,605
TOTAL MONEY MARKET FUNDS
(Cost $84,370,890)		84,371,236
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $1,563,316,418)		1,688,912,226
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(64,126,399)
NET ASSETS - 100%		$1,624,785,827

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$350,493
Fidelity Securities Lending Cash Central Fund	338,237
Total	$688,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$35,625,000	$--	$43,568,640	$--	$1,589,297	$6,354,343	$--
Total	$35,625,000	$--	$43,568,640	$--	$1,589,297	$6,354,343	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$90,252,000	$90,252,000	$--	$--
Consumer Discretionary	212,382,000	212,382,000	--	--
Consumer Staples	34,263,747	34,263,747	--	--
Energy	60,946,405	60,946,405	--	--
Financials	337,210,426	337,210,426	--	--
Health Care	118,260,063	118,260,063	--	--
Industrials	262,739,727	262,739,727	--	--
Information Technology	308,865,362	294,566,528	14,298,834	--
Materials	65,440,160	65,440,160	--	--
Real Estate	113,920,000	113,920,000	--	--
Corporate Bonds	261,100	--	261,100	--
Money Market Funds	84,371,236	84,371,236	--	--
Total Investments in Securities:	$1,688,912,226	$1,674,352,292	$14,559,934	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

January 31, 2019

SMR-QTLY-0319
1.813037.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.1%
Atn International, Inc.	450,200	$33,575,916
Entertainment - 1.6%
Cinemark Holdings, Inc.	1,199,800	49,095,816
Media - 2.9%
Emerald Expositions Events, Inc. (a)	6,000,000	85,200,000

TOTAL COMMUNICATION SERVICES		167,871,732

CONSUMER DISCRETIONARY - 13.7%
Hotels, Restaurants & Leisure - 4.4%
Cedar Fair LP (depositary unit)	875,000	48,387,500
Hilton Grand Vacations, Inc. (b)	2,750,000	83,435,000
		131,822,500
Household Durables - 7.2%
LGI Homes, Inc. (a)(b)(c)	1,200,000	71,160,000
Taylor Morrison Home Corp. (b)	4,050,300	76,550,670
TRI Pointe Homes, Inc. (b)	5,000,000	67,250,000
		214,960,670
Specialty Retail - 2.1%
Aaron's, Inc. Class A	1,250,000	62,575,000

TOTAL CONSUMER DISCRETIONARY		409,358,170

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc.	1,000,000	26,310,000
Food Products - 0.9%
Inghams Group Ltd. (c)	8,000,000	26,749,920

TOTAL CONSUMER STAPLES		53,059,920

ENERGY - 4.4%
Energy Equipment & Services - 4.3%
Oil States International, Inc. (a)(b)	3,000,000	51,660,000
ShawCor Ltd. Class A (a)	5,000,000	77,133,833
		128,793,833
Oil, Gas & Consumable Fuels - 0.1%
Riviera Resources, Inc. (b)	75,851	1,164,313

TOTAL ENERGY		129,958,146

FINANCIALS - 21.5%
Banks - 12.8%
BOK Financial Corp.	100,000	8,311,000
Cullen/Frost Bankers, Inc.	300,000	29,184,000
First Citizens Bancshares, Inc.	130,000	52,978,900
First Citizens Bancshares, Inc. Class A	200,000	81,506,000
First Hawaiian, Inc.	3,000,000	77,190,000
Hilltop Holdings, Inc.	2,612,700	48,099,807
Popular, Inc.	474,900	25,934,289
Prosperity Bancshares, Inc.	850,000	60,469,000
		383,672,996
Capital Markets - 1.2%
OM Asset Management Ltd.	2,969,623	36,734,237
Diversified Financial Services - 1.0%
Cannae Holdings, Inc. (b)	1,500,000	29,010,000
Insurance - 6.5%
Amerisafe, Inc.	360,100	21,393,541
Enstar Group Ltd. (b)	400,000	71,200,000
First American Financial Corp.	1,799,800	90,133,984
Sul America SA unit	1,348,700	11,870,276
		194,597,801

TOTAL FINANCIALS		644,015,034

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 2.6%
Hill-Rom Holdings, Inc.	570,100	57,021,402
Integra LifeSciences Holdings Corp. (b)	449,700	21,297,792
		78,319,194
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (b)	500,000	61,595,000
Pharmaceuticals - 1.9%
Prestige Brands Holdings, Inc. (b)	2,000,000	55,840,000

TOTAL HEALTH CARE		195,754,194

INDUSTRIALS - 15.2%
Aerospace & Defense - 1.3%
Ultra Electronics Holdings PLC	2,278,200	38,367,039
Airlines - 2.2%
Spirit Airlines, Inc. (b)	1,124,800	66,160,736
Commercial Services & Supplies - 5.9%
ABM Industries, Inc.	2,000,000	68,380,000
ADS Waste Holdings, Inc. (b)	2,375,600	59,865,120
Cimpress NV (b)	500,000	41,585,000
Knoll, Inc.	327,800	6,608,448
		176,438,568
Electrical Equipment - 1.0%
Regal Beloit Corp.	379,900	29,161,124
Machinery - 1.9%
Apergy Corp. (b)	949,800	31,932,276
Mueller Industries, Inc.	949,800	24,609,318
		56,541,594
Marine - 0.4%
MPC Container Ships ASA (b)	3,500,000	12,449,683
Road & Rail - 1.2%
Genesee & Wyoming, Inc. Class A (b)	474,900	37,289,148
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (b)	250,000	9,082,500
Diploma PLC	200,000	3,331,464
Fortress Transportation & Infrastructure Investors LLC	1,000,000	14,750,000
		27,163,964
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	250,000	10,792,500

TOTAL INDUSTRIALS		454,364,356

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.2%
InterDigital, Inc.	474,800	34,570,188
Electronic Equipment & Components - 6.2%
SYNNEX Corp.	1,125,100	108,864,673
Tech Data Corp. (b)	675,000	64,550,250
TTM Technologies, Inc. (b)	1,000,000	11,480,000
		184,894,923
IT Services - 5.4%
Conduent, Inc. (b)	5,000,000	63,750,000
Presidio, Inc. (a)	4,750,300	75,672,279
Tucows, Inc. (b)(c)	300,000	22,086,000
		161,508,279
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Energy Industries, Inc. (b)	500,000	25,645,000
Software - 3.8%
Hansen Technologies Ltd.	1,709,305	4,261,754
j2 Global, Inc.	950,100	71,409,516
Micro Focus International PLC	2,000,000	38,130,224
		113,801,494
Technology Hardware, Storage & Peripherals - 0.4%
Elecom Co. Ltd.	500,000	13,330,273

TOTAL INFORMATION TECHNOLOGY		533,750,157

MATERIALS - 4.8%
Construction Materials - 2.5%
Eagle Materials, Inc.	106,692	7,575,132
Wienerberger AG	3,000,000	67,302,480
		74,877,612
Containers & Packaging - 2.3%
Silgan Holdings, Inc.	2,500,000	69,050,000

TOTAL MATERIALS		143,927,612

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 7.1%
CareTrust (REIT), Inc.	2,249,600	49,446,208
CorePoint Lodging, Inc.	1,000,000	12,240,000
Corporate Office Properties Trust (SBI)	2,500,000	61,725,000
iStar Financial, Inc. (a)	3,500,000	33,565,000
Store Capital Corp.	1,750,000	56,560,000
		213,536,208
UTILITIES - 0.2%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	4,832,000
TOTAL COMMON STOCKS
(Cost $2,700,776,907)		2,950,427,529
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Mueller Industries, Inc. 6% 3/1/27 (Cost $443,000)	443,000	413,098
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.43% (d)	43,495,942	43,504,641
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	73,000,317	73,007,617
TOTAL MONEY MARKET FUNDS
(Cost $116,512,258)		116,512,258
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $2,817,732,165)		3,067,352,885
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(76,590,658)
NET ASSETS - 100%		$2,990,762,227

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$542,384
Fidelity Securities Lending Cash Central Fund	487,418
Total	$1,029,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amerisafe, Inc.	$59,300,000	$--	$40,375,176	$2,300,000	$28,604,876	$(26,136,159)	$--
CareTrust (REIT), Inc.	59,445,000	--	42,156,273	2,338,493	7,746,018	24,411,463	--
Emerald Expositions Events, Inc.	86,715,000	20,565,156	4,858,598	947,055	(258,983)	(16,962,575)	85,200,000
iStar Financial, Inc.	36,023,009	--	543,259	639,462	(62,646)	(1,852,104)	33,565,000
LGI Homes, Inc.	--	53,473,258	--	--	--	17,686,742	71,160,000
Oil States International, Inc.	125,825,000	--	16,373,595	--	2,487,218	(60,278,623)	51,660,000
Presidio, Inc.	76,600,000	--	3,263,908	400,000	(654,368)	2,990,555	75,672,279
Prestige Brands Holdings, Inc.	88,320,000	--	37,322,024	--	(14,231,695)	19,073,719	--
ShawCor Ltd. Class A	96,732,739	--	--	1,469,778	--	(19,598,906)	77,133,833
Super Micro Computer, Inc.	44,250,000	--	37,794,678	--	(22,789,634)	16,334,312	--
Total	$673,210,748	$74,038,414	$182,687,511	$8,094,788	$840,786	$(44,331,576)	$394,391,112

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$167,871,732	$167,871,732	$--	$--
Consumer Discretionary	409,358,170	409,358,170	--	--
Consumer Staples	53,059,920	53,059,920	--	--
Energy	129,958,146	129,958,146	--	--
Financials	644,015,034	644,015,034	--	--
Health Care	195,754,194	195,754,194	--	--
Industrials	454,364,356	454,364,356	--	--
Information Technology	533,750,157	495,619,933	38,130,224	--
Materials	143,927,612	143,927,612	--	--
Real Estate	213,536,208	213,536,208	--	--
Utilities	4,832,000	4,832,000	--	--
Corporate Bonds	413,098	--	413,098	--
Money Market Funds	116,512,258	116,512,258	--	--
Total Investments in Securities:	$3,067,352,885	$3,028,809,563	$38,543,322	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

January 31, 2019

SLC-QTLY-0319
1.813072.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.6%
Interactive Media & Services - 0.2%
LIFULL Co. Ltd.	449,027	$2,943
Media - 1.4%
Cable One, Inc.	18,112	16,017
comScore, Inc. (a)	226,203	4,454
		20,471

TOTAL COMMUNICATION SERVICES		23,414

CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.0%
Burelle SA	55	62
Compagnie Plastic Omnium	240,613	6,612
Linamar Corp.	197,600	7,661
		14,335
Distributors - 0.2%
Educational Development Corp.	312,990	2,473
Diversified Consumer Services - 3.5%
Arco Platform Ltd. Class A	13,500	341
Career Education Corp. (a)	2,392,214	30,883
Collectors Universe, Inc.	334,141	4,504
Laureate Education, Inc. Class A (a)	954,643	15,274
		51,002
Hotels, Restaurants & Leisure - 2.4%
Choice Hotels International, Inc.	100,000	7,916
MTY Food Group, Inc.	509,400	27,343
		35,259
Household Durables - 5.9%
Cavco Industries, Inc. (a)	92,627	15,403
Helen of Troy Ltd. (a)	54,664	6,343
LGI Homes, Inc. (a)(b)	396,875	23,535
New Home Co. LLC (a)	1,020,452	7,062
Skyline Champion Corp.	443,351	8,007
TRI Pointe Homes, Inc. (a)	1,832,543	24,648
		84,998
Internet & Direct Marketing Retail - 2.8%
Duluth Holdings, Inc. (a)(b)	213,193	5,091
Kogan.Com Ltd. (b)	1,666,339	5,208
Points International Ltd. (a)	327,171	3,504
Stamps.com, Inc. (a)	139,497	25,958
		39,761
Specialty Retail - 0.4%
Winmark Corp.	41,493	6,396

TOTAL CONSUMER DISCRETIONARY		234,224

CONSUMER STAPLES - 4.1%
Beverages - 1.7%
National Beverage Corp. (b)	266,000	22,301
Nichols PLC	145,345	3,050
		25,351
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc.	271,938	7,155
Performance Food Group Co. (a)	367,771	12,563
		19,718
Food Products - 0.1%
Armanino Foods of Distinction	380,830	1,173
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	207,578	11,599
Personal Products - 0.1%
BWX Ltd. (b)	1,526,042	1,708

TOTAL CONSUMER STAPLES		59,549

ENERGY - 3.5%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	379,827	14,221
Profire Energy, Inc. (a)	1,496,216	2,499
		16,720
Oil, Gas & Consumable Fuels - 2.3%
Midstates Petroleum Co., Inc. (a)(b)	804,225	7,785
Murphy Oil Corp.	535,077	14,634
World Fuel Services Corp.	430,268	10,709
		33,128

TOTAL ENERGY		49,848

FINANCIALS - 19.2%
Banks - 3.9%
Bank of the Ozarks, Inc.	486,221	14,752
Camden National Corp.	175,578	7,114
First Citizens Bancshares, Inc.	12,017	4,897
First Hawaiian, Inc.	483,400	12,438
Hilltop Holdings, Inc.	182,014	3,351
Plumas Bancorp	68,046	1,664
Popular, Inc.	209,748	11,454
West Bancorp., Inc.	53,742	1,158
		56,828
Capital Markets - 4.0%
Ashford, Inc.	101,521	6,599
FactSet Research Systems, Inc.	24,892	5,442
Impax Asset Management Group PLC	775,100	2,231
INTL FCStone, Inc. (a)	467,363	17,867
Morningstar, Inc.	211,977	26,317
		58,456
Consumer Finance - 2.9%
Encore Capital Group, Inc. (a)(b)	726,954	21,474
First Cash Financial Services, Inc.	243,776	20,094
		41,568
Diversified Financial Services - 2.0%
Cannae Holdings, Inc. (a)	342,236	6,619
Jefferies Financial Group, Inc.	1,057,800	22,013
		28,632
Insurance - 3.2%
First American Financial Corp.	287,862	14,416
Investors Title Co.	20,275	3,502
Primerica, Inc.	252,853	28,413
		46,331
Real Estate Management & Development - 1.0%
The RMR Group, Inc.	214,644	14,169
Thrifts & Mortgage Finance - 2.2%
Home Bancorp, Inc.	30,633	1,083
LendingTree, Inc. (a)(b)	94,000	27,856
Timberland Bancorp, Inc.	122,381	3,441
		32,380

TOTAL FINANCIALS		278,364

HEALTH CARE - 13.9%
Biotechnology - 0.4%
BioGaia AB	18,500	752
Bioventix PLC	19,000	797
Essex Bio-Technology Ltd. (b)	2,990,000	1,965
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	415,000	2,043
		5,557
Health Care Equipment & Supplies - 2.5%
Boule Diagnostics AB	17,838	111
Hamilton Thorne Ltd. (a)	89,600	69
Kewaunee Scientific Corp.	20,506	660
LivaNova PLC (a)	16,951	1,565
Utah Medical Products, Inc.	103,197	9,694
Varex Imaging Corp. (a)	831,290	23,683
		35,782
Health Care Providers & Services - 3.7%
Chemed Corp.	36,950	11,009
Encompass Health Corp.	308,728	20,635
Magellan Health Services, Inc. (a)	31,872	2,077
MEDNAX, Inc. (a)	459,736	16,601
Viemed Healthcare, Inc. (a)	841,200	3,515
		53,837
Health Care Technology - 2.3%
Cegedim SA (a)	2,554	73
Inovalon Holdings, Inc. Class A (a)(b)	2,381,922	34,038
		34,111
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	223,824	27,573
ICON PLC (a)	141,036	19,728
		47,301
Pharmaceuticals - 1.7%
Alliance Pharma PLC	13,521,511	11,350
BioSyent, Inc. (a)	688,208	4,190
Dechra Pharmaceuticals PLC	248,729	7,719
Mallinckrodt PLC (a)	85,000	1,858
		25,117

TOTAL HEALTH CARE		201,705

INDUSTRIALS - 14.1%
Building Products - 0.6%
Reliance Worldwide Corp. Ltd.	45,438	159
Universal Forest Products, Inc.	267,826	8,254
		8,413
Commercial Services & Supplies - 2.5%
Boyd Group Income Fund	229,000	20,670
Loomis AB (B Shares)	337,467	12,076
VSE Corp.	103,756	3,386
		36,132
Construction & Engineering - 1.1%
AECOM (a)	524,532	16,056
Machinery - 3.6%
AGCO Corp.	273,000	17,527
Allison Transmission Holdings, Inc.	330,709	16,096
L.B. Foster Co. Class A (a)	86,390	1,544
Middleby Corp. (a)	140,598	16,537
		51,704
Professional Services - 4.1%
Asiakastieto Group Oyj (c)	31,000	805
Barrett Business Services, Inc.	143,665	9,001
CBIZ, Inc. (a)	1,401,835	27,476
Franklin Covey Co. (a)	226,208	5,510
Insperity, Inc.	158,400	16,898
		59,690
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	309,483	14,626
Textainer Group Holdings Ltd. (a)	752,153	9,793
		24,419
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	186,802	8,064

TOTAL INDUSTRIALS		204,478

INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment & Components - 2.6%
SYNNEX Corp.	390,845	37,820
Internet Software & Services - 0.5%
MSL Solutions Ltd. (a)	5,025,698	438
Scout24 AG (b)(c)	154,000	7,223
		7,661
IT Services - 6.4%
Cass Information Systems, Inc.	43,633	2,142
Castleton Technology PLC (a)	823,600	1,010
Computer Services, Inc.	91,122	5,103
CoreLogic, Inc. (a)	622,719	22,605
Hackett Group, Inc.	544,514	9,796
Netcompany Group A/S (c)	4,978	168
Presidio, Inc.	825,726	13,154
Prodware	127,829	1,501
Sylogist Ltd.	678,400	6,521
WEX, Inc. (a)	189,219	30,527
		92,527
Software - 8.3%
2U, Inc. (a)(b)	145,000	8,243
Cardlytics, Inc. (a)	136,519	2,388
Ceridian HCM Holding, Inc. (b)	5,500	227
Ebix, Inc. (b)	537,731	30,715
Enghouse Systems Ltd.	320,800	8,780
Hansen Technologies Ltd.	3,073,829	7,664
j2 Global, Inc.	248,546	18,681
Micro Focus International PLC	817,850	15,592
NICE Systems Ltd. sponsored ADR (a)(b)	246,163	27,066
QAD, Inc. Class B	5,090	155
StoneCo Ltd. Class A (a)(b)	6,000	133
Vitec Software Group AB	85,000	757
		120,401
Technology Hardware, Storage & Peripherals - 0.0%
Astro-Med, Inc.	7,843	157

TOTAL INFORMATION TECHNOLOGY		258,566

MATERIALS - 4.8%
Chemicals - 2.6%
Core Molding Technologies, Inc.	180,897	1,574
Innospec, Inc.	416,396	29,260
Northern Technologies International Corp.	69,299	2,114
PolyOne Corp.	170,000	5,503
		38,451
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	469,191	12,959
UFP Technologies, Inc. (a)	118,355	3,906
		16,865
Paper & Forest Products - 1.0%
Schweitzer-Mauduit International, Inc.	450,051	14,429

TOTAL MATERIALS		69,745

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.1%
CorePoint Lodging, Inc.	405,158	4,959
CoreSite Realty Corp.	72,000	7,113
EPR Properties	212,000	15,489
Store Capital Corp.	522,000	16,871
		44,432
Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	104,068	6,355
FRP Holdings, Inc. (a)	47,725	2,421
		8,776

TOTAL REAL ESTATE		53,208

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	838,257	7,670
TOTAL COMMON STOCKS
(Cost $1,402,581)		1,440,771

Money Market Funds - 10.8%
Fidelity Cash Central Fund, 2.43% (d)	11,211,680	11,214
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	145,087,557	145,102
TOTAL MONEY MARKET FUNDS
(Cost $156,316)		156,316
TOTAL INVESTMENT IN SECURITIES - 110.2%
(Cost $1,558,897)		1,597,087
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(147,480)
NET ASSETS - 100%		$1,449,607

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,239,000 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$126
Fidelity Securities Lending Cash Central Fund	365
Total	$491

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$23,414	$23,414	$--	$--
Consumer Discretionary	234,224	234,224	--	--
Consumer Staples	59,549	59,549	--	--
Energy	49,848	49,848	--	--
Financials	278,364	278,364	--	--
Health Care	201,705	197,697	4,008	--
Industrials	204,478	204,478	--	--
Information Technology	258,566	242,974	15,592	--
Materials	69,745	69,745	--	--
Real Estate	53,208	53,208	--	--
Utilities	7,670	7,670	--	--
Money Market Funds	156,316	156,316	--	--
Total Investments in Securities:	$1,597,087	$1,577,487	$19,600	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

January 31, 2019

SLCXK6-QTLY-0319
1.9883973.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Interactive Media & Services - 0.2%
LIFULL Co. Ltd.	25,098	$164,517
Media - 1.5%
Cable One, Inc.	1,042	921,482
comScore, Inc. (a)	13,561	267,016
		1,188,498

TOTAL COMMUNICATION SERVICES		1,353,015

CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.1%
Burelle SA	35	39,180
Compagnie Plastic Omnium	13,969	383,894
Linamar Corp.	11,126	431,339
		854,413
Distributors - 0.2%
Educational Development Corp.	19,042	150,432
Diversified Consumer Services - 3.5%
Arco Platform Ltd. Class A	800	20,224
Career Education Corp. (a)	135,535	1,749,757
Collectors Universe, Inc.	17,829	240,335
Laureate Education, Inc. Class A (a)	52,939	847,024
		2,857,340
Hotels, Restaurants & Leisure - 2.4%
Choice Hotels International, Inc.	5,294	419,073
MTY Food Group, Inc.	28,861	1,549,196
		1,968,269
Household Durables - 5.8%
Cavco Industries, Inc.(a)	5,238	871,027
Helen of Troy Ltd. (a)	3,072	356,475
LGI Homes, Inc. (a)(b)	22,104	1,310,767
New Home Co. LLC (a)	55,498	384,046
Skyline Champion Corp.	26,264	474,328
TRI Pointe Homes, Inc. (a)	102,061	1,372,720
		4,769,363
Internet & Direct Marketing Retail - 2.7%
Duluth Holdings, Inc. (a)	11,595	276,889
Kogan.Com Ltd. (b)	91,329	285,464
Points International Ltd. (a)	17,793	190,563
Stamps.com, Inc. (a)	7,904	1,470,776
		2,223,692
Specialty Retail - 0.4%
Winmark Corp.	2,257	347,917

TOTAL CONSUMER DISCRETIONARY		13,171,426

CONSUMER STAPLES - 4.2%
Beverages - 1.7%
National Beverage Corp.	14,815	1,242,090
Nichols PLC	7,905	165,891
		1,407,981
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc.	18,254	480,263
Performance Food Group Co. (a)	20,837	711,792
		1,192,055
Food Products - 0.1%
Armanino Foods of Distinction	16,598	51,122
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	12,283	686,374
Personal Products - 0.1%
BWX Ltd. (b)	94,370	105,640

TOTAL CONSUMER STAPLES		3,443,172

ENERGY - 3.4%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	21,311	797,884
Profire Energy, Inc. (a)	81,682	136,409
		934,293
Oil, Gas & Consumable Fuels - 2.2%
Midstates Petroleum Co., Inc. (a)	43,738	423,384
Murphy Oil Corp.	30,022	821,102
World Fuel Services Corp.	23,400	582,426
		1,826,912

TOTAL ENERGY		2,761,205

FINANCIALS - 19.3%
Banks - 4.2%
Bank of the Ozarks, Inc.	27,281	827,706
Camden National Corp.	15,920	645,078
First Citizens Bancshares, Inc.	654	266,525
First Hawaiian, Inc.	27,521	708,115
Hilltop Holdings, Inc.	7,260	133,657
Plumas Bancorp	3,999	97,776
Popular, Inc.	11,884	648,985
West Bancorp., Inc.	3,584	77,199
		3,405,041
Capital Markets - 4.0%
Ashford, Inc.	5,521	358,865
FactSet Research Systems, Inc.	1,354	296,025
Impax Asset Management Group PLC	44,700	128,690
INTL FCStone, Inc. (a)	26,029	995,089
Morningstar, Inc.	11,806	1,465,715
		3,244,384
Consumer Finance - 2.8%
Encore Capital Group, Inc. (a)(b)	40,487	1,195,986
First Cash Financial Services, Inc.	13,678	1,127,478
		2,323,464
Diversified Financial Services - 1.9%
Cannae Holdings, Inc. (a)	17,932	346,805
Jefferies Financial Group, Inc.	59,351	1,235,094
		1,581,899
Insurance - 3.2%
First American Financial Corp.	16,309	816,755
Investors Title Co.	1,103	190,521
Primerica, Inc.	14,326	1,609,813
		2,617,089
Real Estate Management & Development - 1.0%
The RMR Group, Inc.	12,161	802,748
Thrifts & Mortgage Finance - 2.2%
Home Bancorp, Inc.	1,541	54,490
LendingTree, Inc. (a)(b)	5,326	1,578,307
Timberland Bancorp, Inc.	7,449	209,466
		1,842,263

TOTAL FINANCIALS		15,816,888

HEALTH CARE - 14.0%
Biotechnology - 0.4%
BioGaia AB	1,000	40,670
Bioventix PLC	1,089	45,707
Essex Bio-Technology Ltd. (b)	188,000	123,521
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	24,100	118,639
		328,537
Health Care Equipment & Supplies - 2.5%
Boule Diagnostics AB	1,300	8,118
Kewaunee Scientific Corp.	894	28,787
LivaNova PLC (a)	805	74,318
Utah Medical Products, Inc.	6,521	612,583
Varex Imaging Corp. (a)	47,098	1,341,822
		2,065,628
Health Care Providers & Services - 3.7%
Chemed Corp.	2,093	623,588
Encompass Health Corp.	17,194	1,149,247
Magellan Health Services, Inc. (a)	1,961	127,779
MEDNAX, Inc. (a)	25,795	931,457
Viemed Healthcare, Inc. (a)	50,080	209,246
		3,041,317
Health Care Technology - 2.4%
Cegedim SA (a)	46	1,311
Inovalon Holdings, Inc. Class A (a)	134,952	1,928,464
		1,929,775
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	12,681	1,562,172
ICON PLC (a)	7,991	1,117,781
		2,679,953
Pharmaceuticals - 1.7%
Alliance Pharma PLC	754,605	633,434
BioSyent, Inc. (a)	40,890	248,959
Dechra Pharmaceuticals PLC	13,527	419,776
Mallinckrodt PLC (a)	4,509	98,567
		1,400,736

TOTAL HEALTH CARE		11,445,946

INDUSTRIALS - 14.2%
Building Products - 0.6%
Reliance Worldwide Corp. Ltd.	2,754	9,629
Universal Forest Products, Inc.	14,566	448,924
		458,553
Commercial Services & Supplies - 2.5%
Boyd Group Income Fund	12,754	1,151,204
Loomis AB (B Shares)	19,120	684,219
VSE Corp.	7,303	238,297
		2,073,720
Construction & Engineering - 1.2%
AECOM (a)	31,909	976,734
Machinery - 3.5%
AGCO Corp.	15,317	983,351
Allison Transmission Holdings, Inc.	18,555	903,072
L.B. Foster Co. Class A (a)	3,680	65,762
Middleby Corp. (a)	7,718	907,791
		2,859,976
Professional Services - 4.2%
Asiakastieto Group Oyj (c)	1,200	31,179
Barrett Business Services, Inc.	7,813	489,484
CBIZ, Inc. (a)	84,037	1,647,125
Franklin Covey Co. (a)	12,801	311,832
Insperity, Inc.	8,974	957,346
		3,436,966
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	17,364	820,623
Textainer Group Holdings Ltd. (a)	40,906	532,596
		1,353,219
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	10,159	438,564

TOTAL INDUSTRIALS		11,597,732

INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment & Components - 2.6%
SYNNEX Corp.	22,211	2,149,133
Internet Software & Services - 0.6%
MSL Solutions Ltd. (a)	302,200	26,360
Scout24 AG (c)	8,919	418,352
		444,712
IT Services - 6.3%
Cass Information Systems, Inc.	2,357	115,705
Castleton Technology PLC (a)	46,400	56,902
Computer Services, Inc.	4,956	277,536
CoreLogic, Inc. (a)	35,011	1,270,899
Hackett Group, Inc.	29,614	532,756
Netcompany Group A/S (c)	198	6,679
Presidio, Inc.	46,783	745,253
Prodware	7,815	91,776
Sylogist Ltd.	36,895	354,644
WEX, Inc. (a)	10,721	1,729,619
		5,181,769
Software - 8.1%
2U, Inc. (a)	7,886	448,319
Cardlytics, Inc. (a)	4,000	69,960
Ebix, Inc. (b)	30,171	1,723,368
Enghouse Systems Ltd.	17,446	477,460
Hansen Technologies Ltd.	167,149	416,747
j2 Global, Inc.	13,843	1,040,440
Micro Focus International PLC	45,888	874,860
NICE Systems Ltd. sponsored ADR (a)	13,947	1,533,473
StoneCo Ltd. Class A (a)	400	8,848
Vitec Software Group AB	3,612	32,175
		6,625,650

TOTAL INFORMATION TECHNOLOGY		14,401,264

MATERIALS - 4.9%
Chemicals - 2.7%
Core Molding Technologies, Inc.	10,900	94,830
Innospec, Inc.	23,363	1,641,718
Northern Technologies International Corp.	4,420	134,810
PolyOne Corp.	10,200	330,174
		2,201,532
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	26,583	734,222
UFP Technologies, Inc. (a)	7,089	233,937
		968,159
Paper & Forest Products - 1.0%
Schweitzer-Mauduit International, Inc.	26,778	858,503

TOTAL MATERIALS		4,028,194

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CorePoint Lodging, Inc.	22,035	269,708
CoreSite Realty Corp.	3,916	386,862
EPR Properties	11,895	869,049
Store Capital Corp.	29,288	946,588
		2,472,207
Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	5,660	345,656
FRP Holdings, Inc. (a)	2,542	128,930
		474,586

TOTAL REAL ESTATE		2,946,793

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	45,589	417,139
TOTAL COMMON STOCKS
(Cost $81,681,209)		81,382,774

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 2.43% (d)	930,516	930,702
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	5,099,452	5,099,962
TOTAL MONEY MARKET FUNDS
(Cost $6,030,664)		6,030,664
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $87,711,873)		87,413,438
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(5,624,531)
NET ASSETS - 100%		$81,788,907

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,849 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,409
Fidelity Securities Lending Cash Central Fund	15,806
Total	$25,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,353,015	$1,353,015	$--	$--
Consumer Discretionary	13,171,426	13,171,426	--	--
Consumer Staples	3,443,172	3,443,172	--	--
Energy	2,761,205	2,761,205	--	--
Financials	15,816,888	15,816,888	--	--
Health Care	11,445,946	11,203,786	242,160	--
Industrials	11,597,732	11,597,732	--	--
Information Technology	14,401,264	13,526,404	874,860	--
Materials	4,028,194	4,028,194	--	--
Real Estate	2,946,793	2,946,793	--	--
Utilities	417,139	417,139	--	--
Money Market Funds	6,030,664	6,030,664	--	--
Total Investments in Securities:	$87,413,438	$86,296,418	$1,117,020	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019